Other Income (Expenses), Net - Summary of Other Income (Expenses), Net (Detail) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 TWD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 TWD ($)	Dec. 31, 2018 TWD ($)
Analysis of income and expense [abstract]
Gain on disposal of scrapped materials	$ 51,077		$ 43,652	$ 59,380
Royalty income	2,962		12,336	43,224
Gain on disposal of items purchased on behalf of others	30,140		15,080	31,268
Gain on disposal of property, plant and equipment, net	48,070		20,271	14,274
Insurance compensation income			10,435	147
Impairment loss on property, plant and equipment			(9,938)
Others	3,329		1,092	(779)
Other income (expenses), net	$ 135,578	$ 4,828	$ 92,928	$ 147,514